Annual Total Returns [BarChart] - AMG GW&K Emerging Markets Equity Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2012	15.34%
Annual Return 2013	(4.67%)
Annual Return 2014	(3.63%)
Annual Return 2015	(15.73%)
Annual Return 2016	12.80%
Annual Return 2017	38.11%
Annual Return 2018	(16.64%)
Annual Return 2019	22.33%
Annual Return 2020	19.30%